UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2025

Item 1. Reports to Stockholders.

(a)

Essential 40 Stock ETF

(ESN) NASDAQ

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Essential 40 Stock ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://essential40etf.com/#documents. You can also request this information by contacting us at 1-800-451-5493.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Essential 40 Stock ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$185,682,257
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$322,093
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.1%
Industrials
13.7%
Health Care
12.5%
Financials
10.4%
Communications
9.9%
Consumer Discretionary
9.1%
Energy
7.3%
Utilities
4.8%
Materials
4.6%
Consumer Staples
4.4%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	4.4%
Materials	4.6%
Utilities	4.8%
Energy	7.3%
Consumer Discretionary	9.1%
Communications	9.9%
Financials	10.4%
Health Care	12.5%
Industrials	13.7%
Technology	22.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intel Corporation	4.4%
Alphabet, Inc., Class A	3.7%
CVS Health Corporation	3.3%
International Business Machines Corporation	3.1%
Johnson & Johnson	3.0%
Ford Motor Company	2.9%
Eli Lilly & Company	2.9%
Oracle Corporation	2.8%
Marathon Petroleum Corporation	2.8%
JPMorgan Chase & Company	2.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Essential 40 Stock ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://essential40etf.com/#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-ESN

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Essential 40 Stock ETF

(Symbol: ESN)

Semi-Annual Financial Statements

and

Additional Information

November 30, 2025

1-800-451-5493

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 4.4%
22,846	Boeing Company (The)(a)	$4,317,894
8,093	Lockheed Martin Corporation, Class B	3,705,461
		8,023,355
	AUTOMOTIVE - 2.9%
407,186	Ford Motor Company	5,407,430

	BANKING - 2.8%
16,524	JPMorgan Chase & Company	5,173,334

	BIOTECH & PHARMA - 8.0%
4,940	Eli Lilly & Company	5,312,822
27,263	Johnson & Johnson	5,641,260
148,307	Pfizer, Inc.	3,817,422
		14,771,504
	CABLE & SATELLITE - 1.6%
108,423	Comcast Corporation, Class A	2,893,810

	CHEMICALS - 2.4%
77,784	Nutrien Ltd.	4,524,696

	COMMERCIAL SUPPORT SERVICES - 2.3%
19,545	Waste Management, Inc.	4,258,269

	DIVERSIFIED INDUSTRIALS - 2.8%
29,941	3M Company	5,151,349

	E-COMMERCE DISCRETIONARY - 2.3%
18,535	Amazon.com, Inc.(a)	4,322,733

	ELECTRIC UTILITIES - 2.5%
37,943	Duke Energy Corporation	4,702,656

The accompanying notes are an integral part of these financial statements.

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	GAS & WATER UTILITIES - 2.3%
32,692	American Water Works Company, Inc.	$4,252,248

	HEALTH CARE FACILITIES & SERVICES - 4.5%
75,657	CVS Health Corporation	6,079,797
7,073	UnitedHealth Group, Inc.	2,332,463
		8,412,260
	HOME CONSTRUCTION - 1.9%
54,958	Masco Corporation	3,565,125

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
17,591	CME Group, Inc.	4,951,163

	INSURANCE - 4.9%
9,038	Berkshire Hathaway, Inc., Class B(a)	4,643,814
15,431	Chubb Ltd.	4,570,354
		9,214,168
	INTERNET MEDIA & SERVICES - 5.9%
21,118	Alphabet, Inc., Class A	6,761,560
6,647	Meta Platforms, Inc., A	4,306,924
		11,068,484
	METALS & MINING - 2.2%
94,827	Freeport-McMoRan, Inc.	4,075,664

	OIL & GAS PRODUCERS - 7.3%
124,425	Enterprise Products Partners, L.P.	4,073,675
37,045	Exxon Mobil Corporation	4,294,256
27,033	Marathon Petroleum Corporation	5,237,103
		13,605,034
	RETAIL - CONSUMER STAPLES - 2.1%
4,361	Costco Wholesale Corporation	3,984,166

	RETAIL - DISCRETIONARY - 2.0%
10,228	Home Depot, Inc. (The)	3,650,578

The accompanying notes are an integral part of these financial statements.

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 4.4%
200,107	Intel Corporation(a)	$8,116,340

	SOFTWARE - 7.8%
9,323	Microsoft Corporation	4,587,009
26,294	Oracle Corporation	5,310,073
24,098	Palo Alto Networks, Inc.(a)	4,581,753
		14,478,835
	TECHNOLOGY HARDWARE - 2.6%
17,074	Apple, Inc.	4,761,085

	TECHNOLOGY SERVICES - 7.4%
13,771	Automatic Data Processing, Inc.	3,515,736
18,615	International Business Machines Corporation	5,744,217
13,168	Visa, Inc., Class A	4,403,906
		13,663,859
	TELECOMMUNICATIONS - 2.3%
104,597	Verizon Communications, Inc.	4,299,983

	TRANSPORTATION & LOGISTICS - 4.3%
62,202	Delta Air Lines, Inc.	3,987,148
14,639	FedEx Corporation	4,035,680
		8,022,828
	WHOLESALE - CONSUMER STAPLES - 2.2%
53,277	Sysco Corporation	4,059,707

	TOTAL COMMON STOCKS (Cost $158,536,864)	183,410,663

	TOTAL INVESTMENTS - 98.8% (Cost $158,536,864)	$183,410,663
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	2,271,594
	NET ASSETS - 100.0%	$185,682,257

LTD	- Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2025

Assets:
Investments in Securities at Fair Value (at cost $158,536,864)	$183,410,663
Cash	2,038,795
Cash Deposits with Broker	25
Dividends and Interest Receivable	381,190
Prepaid Expenses and Other Assets	5,388
Total Assets	185,836,061

Liabilities:
Investment Advisory Fees Payable	65,918
Payable to Related Parties	32,063
Accrued Expenses and Other Liabilities	55,823
Total Liabilities	153,804

Net Assets	$185,682,257

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$156,828,446
Accumulated Gains	28,853,811
NET ASSETS	$185,682,257

Net Asset Value, Per Share
Shares:
Net Assets	$185,682,257
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	10,702,827
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$17.35

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Dividend Income (Net of tax withholding of $9,719)	$1,521,000
Interest Income	34,356
Total Investment Income	1,555,356

Expenses:
Investment Advisory Fees	365,123
Administration Fees	73,165
Fund Accounting Fees	22,531
Custody Fees	15,353
Chief Compliance Officer Fees	14,792
Legal Fees	14,701
Trustees’ Fees	12,229
Audit and Tax Fees	11,527
Printing Expense	9,763
Transfer Agent Fees	8,753
Miscellaneous Expenses	5,093
Insurance Expense	3,037
Total Expenses	556,067
Less: Fees Waived by Adviser	(43,030)
Net Expenses	513,037
Net Investment Income	1,042,319

Net Realized and Unrealized Gain on Investments:
Net Realized Gain from:
Investments	42
In-Kind Redemptions	3,479,374
Realized Gain on Investments	3,479,416

Net Change in Unrealized Appreciation on:
Investments	11,065,123
Net Realized and Unrealized Gain on Investments	14,544,539

Net Increase in Net Assets Resulting From Operations	$15,586,858

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	November 30, 2025	May 31, 2025*
	(Unaudited)
Operations:
Net Investment Income	$1,042,319	$1,206,653
Net Realized Gain on Investments	42	168,998
Net Realized Gain on In-Kind Redemptions	3,479,374	882,631
Net Change in Unrealized Appreciation on Investments	11,065,123	5,662,849
Net Increase in Net Assets Resulting From Operations	15,586,858	7,921,131

Distributions to Shareholders:
Total Distributions Paid	—	(2,928,465)
Net Decrease in Net Assets From Distributions to Shareholders	—	(2,928,465)

Beneficial Interest Transactions:
Proceeds from Shares Issued	88,253,580	23,125,437
Distributions Reinvested	—	2,170,233
Cost of Shares Redeemed	(6,580,954)	(4,880,403)
Total Transactions	81,672,626	20,415,267

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	81,672,626	20,415,267

Total Increase in Net Assets	97,259,484	25,407,933

Net Assets:
Beginning of Year/Period	88,422,773	63,014,840
End of Year/Period	$185,682,257	$88,422,773

Share Activity:
Shares Issued	5,400,000	1,529,418
Shares Reinvested	—	155,239
Shares Redeemed	(400,000)	(324,084)
Net Increase in shares of beneficial interest outstanding	5,000,000	1,360,573

*	Prior to October 18, 2024 the Fund was operating as a traditional open ended mutual fund. The Fund adopted the accounting history of its predecessor mutual fund. The above financial information includes those of the predecessor mutual fund. (See Note 1)

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	November 30, 2025		May 31, 2025*		May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$15.51		$14.51		$12.02	$13.32	$14.76	$10.32

Activity From Investment Operations:
Net investment income (a)	0.12		0.23		0.22	0.23	0.18	0.18
Net realized and unrealized gain (loss) from investments	1.72		1.37		2.62	(0.42)	0.01	4.42
Total from investment operations	1.84		1.60		2.84	(0.19)	0.19	4.60

Distributions to shareholders from:
Net investment income	—		(0.20)		(0.22)	(0.16)	(0.20)	(0.16)
Net realized gains	—		(0.40)		(0.13)	(0.95)	(1.43)	—
Total distributions	—		(0.60)		(0.35)	(1.11)	(1.63)	(0.16)

Net Asset Value, End of Year/Period	$17.35		$15.51		$14.51	$12.02	$13.32	$14.76

Market Price, End of Year/Period	$17.36		$15.52

Total Return (b)	11.86	% (f)	11.40%		23.83%	(1.27)%	0.89%	44.82%

Market Price Total Return	11.86	% (f)	0.86	% (h)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$185,682		$88,423		$63,015	$50,498	$30,587	$41,693
Ratio of expenses to average net assets: (c)
before reimbursement (d)	0.76	% (e)	0.95%		1.05%	1.24%	1.29%	1.27%
net of reimbursement	0.70	% (e)	0.70%		0.70%	0.71%	0.70%	0.70%
Ratio of net investment income to average net assets	1.42	% (e)	1.55%		1.64%	1.87%	1.28%	1.48%
Portfolio turnover rate	0	% (f,g)	11	% (g)	24%	55%	21%	102%

*	Effective October 18, 2024, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class I shares of the Mutual Fund for the period prior to October 18, 2024, and the performance of the Fund as an ETF for the period from October 18, 2024 through May 31, 2025.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Ratio of expenses to average net assets (excluding interest expense):

before reimbursement (d)	0.76	% (e)	0.95%	1.05%	1.23%	1.29%	1.27%
net of reimbursement	0.70	% (e)	0.70%	0.70%	0.70%	0.70%	0.70%

(d)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.

(e)	Annualized.

(f)	Not annualized.

(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(h)	Total return shown is from the launch of the Essential 40 Stock ETF at the close of business on October 18, 2024 and has not been annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

1.	ORGANIZATION

Essential 40 Stock ETF (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust II, (the “Trust”), a Delaware statutory trust organized on August 26, 2010. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The primary investment objective of the Fund is to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index. The inception date of the Fund is June 6, 2014.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025

value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$183,410,663	$—	$—	$183,410,663
Total	$183,410,663	$—	$—	$183,410,663

*	See the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. These amounts are included in dividends and interest receivable in the Fund’s Statement of Assets and Liabilities.

Federal Income Taxes – The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Cash – The Fund considers their balances held in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances at the custodian, which, at times, may exceed federally insured limits.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,762,064 and $0 respectively. For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $84,228,043 and $6,558,754 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – KKM Financial LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended November 30, 2025, the Adviser earned advisory fees of $365,123 from the Fund.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until September 30, 2026, so that the total annual operating expenses of the Fund do not exceed 0.70% of the average daily net assets of the shares of the Fund. Advisory fee waivers or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended November 30, 2025, the Adviser waived fees of $43,030 As of November 30, 2025, the cumulative expenses subject to recapture amounted to $610,054, of which $208,476 expires May 31, 2026, $205,172 expires May 31, 2027, and $196,406 expires May 31, 2028.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025

Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	2.00%

For the six months ended November 30, 2025, the Fund received $0 and $13,800 in variable and fixed fees, respectively.

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2025, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$159,681,476	$28,398,217	$(4,669,030)	$23,729,187

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Ordinary Income	$1,691,887	$945,702
Long-Term Capital Gain	1,236,578	539,182
	$2,928,465	$1,484,884

As of May 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$602,889	$—	$—	$—	$—	$12,664,064	$13,266,953

Essential 40 Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2025

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains (losses), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of non-deductible expenses resulted in reclassifications for the Fund for the fiscal year ended May 31, 2025, as follows:

Paid in Capital	Distributable Earnings
$795,812	$(795,812)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Essential 40 Stock ETF
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Investment Adviser
KKM Financial LLC
141 W. Jackson Blvd, Suite 1711
Chicago, IL 60604

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Not applicable.

(a)(3)    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)    Not applicable.

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer /President
Date: 2/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer /President
Date: 2/4/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 2/4/2026